Financial Instruments And Risks - Summary of The Changes In Level 3 Instruments (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Assets	¥ 360,433,486
Assets	349,262,807	¥ 360,433,486
Level 3 of fair value hierarchy [member] | Financial assets at fair value through profit or loss, category [member]
Disclosure of fair value measurement of assets [line items]
Assets	1,265,233	1,266,495	¥ 2,842,839
Additions	1,548,065	131,829	0
Disposal	(300,136)	(29,664)	(1,266,827)
Transfer into level 3	0	1,035,642	0
Transfer out of level 3	0	(3,047)
Gains or losses recognized in profit or loss	(58,935)	(1,136,022)	(309,517)
Assets	¥ 2,454,227	¥ 1,265,233	¥ 1,266,495